SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding, beginning balance		7,949,358
Granted	3,479,604
Exercised			0	0
Forfeited		(20,000)
Outstanding, ending balance		7,929,358	7,949,358
Expected to vest		7,756,378
Exercisable		5,961,377
Weighted Average Exercise Price Per Share
Outstanding, beginning balance		$ 2.90
Granted	$ 2.04
Exercised
Forfeited		$ 2.04
Outstanding, ending balance		2.90	$ 2.90
Expected to vest		2.92
Exercisable		2.90
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		$ 0.71
Granted
Exercised
Forfeited		$ 0.65
Outstanding, ending balance		0.71	$ 0.71
Expected to vest		0.72
Exercisable		$ 0.71
Weighted Average Remaining Contractual Term (Years)
Granted
Outstanding		5 years 4 months 13 days	5 years 4 months 13 days
Expected to vest		5 years 5 months 8 days
Exercisable		5 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding
Exercised
Expected to vest
Exercisable